OTHER INCOME/(EXPENSE) (Schedule of Other Nonoperating Income (Expense)) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment income:
Interest			$ 287	$ 359	$ 856
Gain/(loss) on sale or write-down of securities and investments			53		(197)
Investment income interest and dividend and gain loss on investments			340	359	659
Gain (loss) on repurchase of debt	$ 2,382		(26,516)
Miscellaneous-net			5	67	190
Other Income	$ 2,574	$ 73	$ (26,171)	$ 426	$ 849